SCHEDULE OF CONTRACT ASSETS (Details) - USD ($)	May 31, 2026	May 31, 2025	May 31, 2024
Contract Assets Net
Contract assets:	$ 416,938	$ 42,848	$ 100,806
Less: allowance for expected credit losses	(7,701)	(867)	$ (1,995)
Contract assets, net	$ 409,237	$ 41,981